Share-Based Payment Arrangements - Narrative (Details) - GBP (£) £ in Thousands	6 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation	£ 23,560	£ 15,900